Accrued Expenses and Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

9. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following at the dates indicated:

	March 31, 2024	December 31, 2023
Accrued expenses and other current liabilities:
Accrued accounting and professional services costs	$2,162,984	$1,511,889
Accrued subscription costs	489,972	22,110
Sales tax payable	338,402	314,873
Excise tax payable	223,717	223,717
Accrued legal costs	153,884	2,694,439
Accrued payroll and benefit costs	93,513	185,504
Accrued streaming service costs	56,380	37,765
Deposits	54,102	54,102
Other current liabilities	289,760	149,841
Total accrued expenses and other current liabilities	$3,862,714	$5,194,240

12. Accrued and Other Current Liabilities

Accrued and other current liabilities consisted of the following at the dates indicated:

	December 31, 2023	December 31, 2022
Accrued and other current liabilities:
Accrued legal costs	$2,694,439	$31,355
Accrued accounting and professional services costs	1,511,889	94,573
Sales tax payable	314,873	230,617
Excise tax payable	223,717	-
Accrued payroll and benefit costs	185,504	95,947
Deposits	54,102	-
Accrued streaming service costs	37,765	-
Accrued subscription costs	22,110	28,774
Accrued offering costs	-	261,090
Other current liabilities	149,841	3,017
Total accrued and other current liabilities	$5,194,240	$745,373